Business Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Service		$ 3,999		$ 4,322		$ 4,329
Equipment and product sales		1,105		854		680
Total operating revenues		5,104		5,176		5,009
Cost of services (excluding Depreciation, amortization and accretion reported below)		1,189		1,191		1,164
Cost of equipment and products		1,240		1,224		1,347
Selling, general and administrative		1,759		1,781		1,865
Depreciation, amortization and accretion		850		844		837
Loss on impairment of assets						88
(Gain) loss on asset disposals, net		27		22		27
(Gain) loss on sale of business and other exit costs, net		(1)		(136)		(16)
(Gain) loss on license sales and exchanges, net		(20)		(147)		(113)
Operating income (loss)		60		397		(190)
Equity in earnings of unconsolidated entities		140		140		132
Interest and dividend income		62		39		17
Interest expense		(170)		(142)		(111)
Other, net				1
Income (loss) before income taxes		92		435		(152)
Income tax expense (benefit)		40		172		(5)
Net income (loss)		52		263		(147)
Depreciation, amortization and accretion		850		844		837
Loss on impairment of assets						88
(Gain) loss on asset disposals, net		27		22		27
(Gain) loss on sale of business and other exit costs, net		(1)		(136)		(16)
(Gain) loss on license sales and exchanges, net		(20)		(147)		(113)
Interest expense		170		142		111
Income tax expense (benefit)		40		172		(5)
Adjusted EBITDA	[1]	1,118		1,160		782
Investments in unconsolidated entities		451		402		322
Total assets		9,446	[2]	9,422	[2]	8,854
Capital expenditures		630		759		771
U.S. Cellular
Segment Reporting Information [Line Items]
Service		3,030		3,350		3,398
Equipment and product sales		909		647		495
Total operating revenues		3,939		3,997		3,893
Cost of services (excluding Depreciation, amortization and accretion reported below)		760		775		770
Cost of equipment and products		1,081		1,053		1,193
Selling, general and administrative		1,480		1,494		1,592
Depreciation, amortization and accretion		618		607		606
(Gain) loss on asset disposals, net		22		16		21
(Gain) loss on sale of business and other exit costs, net				(114)		(33)
(Gain) loss on license sales and exchanges, net		(19)		(147)		(113)
Operating income (loss)		(3)		313		(143)
Equity in earnings of unconsolidated entities		140		140		130
Interest and dividend income		57		36		12
Interest expense		(113)		(86)		(57)
Other, net		1		1		(1)
Income (loss) before income taxes		82		404		(59)
Income tax expense (benefit)	[3]	33		157		(12)
Net income (loss)		49		247		(47)
Depreciation, amortization and accretion		618		607		606
(Gain) loss on asset disposals, net		22		16		21
(Gain) loss on sale of business and other exit costs, net				(114)		(33)
(Gain) loss on license sales and exchanges, net		(19)		(147)		(113)
Interest expense		113		86		57
Income tax expense (benefit)	[3]	33		157		(12)
Adjusted EBITDA	[1]	816		852		479
Investments in unconsolidated entities		413		363		283
Total assets		7,110		7,060		6,462
Capital expenditures		446		533		558
TDS Telecom Wireline
Segment Reporting Information [Line Items]
Service		696		699		715
Equipment and product sales		2		2		2
Total operating revenues		698		701		716
Cost of services (excluding Depreciation, amortization and accretion reported below)		258		255		257
Cost of equipment and products		2		2		2
Selling, general and administrative		197		194		190
Depreciation, amortization and accretion		159		166		169
(Gain) loss on asset disposals, net		2		5		2
(Gain) loss on sale of business and other exit costs, net				(10)		(2)
(Gain) loss on license sales and exchanges, net		(1)
Operating income (loss)		80		89		98
Interest and dividend income		3		2		2
Interest expense		1		1		3
Income (loss) before income taxes		83		92		104
Depreciation, amortization and accretion		159		166		169
(Gain) loss on asset disposals, net		2		5		2
(Gain) loss on sale of business and other exit costs, net				(10)		(2)
(Gain) loss on license sales and exchanges, net		(1)
Interest expense		(1)		(1)		(3)
Adjusted EBITDA	[1]	242		252		270
Investments in unconsolidated entities		4		4		4
Total assets		1,231		1,312		1,419
Capital expenditures		108		140		136
TDS Telecom Cable
Segment Reporting Information [Line Items]
Service		185		175		117
Total operating revenues		185		175		117
Cost of services (excluding Depreciation, amortization and accretion reported below)		94		79		54
Selling, general and administrative		51		54		36
Depreciation, amortization and accretion		37		35		24
(Gain) loss on asset disposals, net		2		1		2
Operating income (loss)		2		6
Income (loss) before income taxes		2		7
Depreciation, amortization and accretion		37		35		24
(Gain) loss on asset disposals, net		2		1		2
Adjusted EBITDA	[1]	41		42		26
Total assets		599		578		564
Capital expenditures		54		52		36
TDS Telecom HMS
Segment Reporting Information [Line Items]
Service		119		117		110
Equipment and product sales		155		170		149
Total operating revenues		273		287		259
Cost of services (excluding Depreciation, amortization and accretion reported below)		82		85		77
Cost of equipment and products		128		143		126
Selling, general and administrative		48		47		53
Depreciation, amortization and accretion		29		27		27
Loss on impairment of assets						84
Operating income (loss)		(14)		(15)		(109)
Interest expense		(4)		(2)		(2)
Income (loss) before income taxes		(18)		(18)		(111)
Depreciation, amortization and accretion		29		27		27
Loss on impairment of assets						84
Interest expense		4		2		2
Adjusted EBITDA	[1]	15		12		2
Total assets		264		286		269
Capital expenditures		11		27		37
TDS Telecom Eliminations
Segment Reporting Information [Line Items]
Service		(5)		(5)		(4)
Total operating revenues		(5)		(5)		(4)
Cost of services (excluding Depreciation, amortization and accretion reported below)		(4)		(4)		(4)
TDS Telecom
Segment Reporting Information [Line Items]
Service		995		986		938
Equipment and product sales		157		172		151
Total operating revenues		1,151		1,158		1,088
Cost of services (excluding Depreciation, amortization and accretion reported below)		430		414		385
Cost of equipment and products		131		145		129
Selling, general and administrative		295		294		279
Depreciation, amortization and accretion		224		228		220
Loss on impairment of assets						84
(Gain) loss on asset disposals, net		4		6		5
(Gain) loss on sale of business and other exit costs, net				(10)		(2)
(Gain) loss on license sales and exchanges, net		(1)
Operating income (loss)		67		79		(10)
Interest and dividend income		3		2		2
Interest expense		(3)		(1)		1
Income (loss) before income taxes		67		81		(7)
Income tax expense (benefit)	[3]	25		35		18
Net income (loss)		42		46		(24)
Depreciation, amortization and accretion		224		228		220
Loss on impairment of assets						84
(Gain) loss on asset disposals, net		4		6		5
(Gain) loss on sale of business and other exit costs, net				(10)		(2)
(Gain) loss on license sales and exchanges, net		(1)
Interest expense		3		1		(1)
Income tax expense (benefit)	[3]	25		35		18
Adjusted EBITDA	[1]	298		306		298
Investments in unconsolidated entities		4		4		4
Total assets		2,094		2,176		2,252
Capital expenditures		173		219		208
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Service		(26)		(14)		(7)
Equipment and product sales		39		35		34
Total operating revenues		14		21		28
Cost of services (excluding Depreciation, amortization and accretion reported below)		(1)		2		9
Cost of equipment and products		28		26		25
Selling, general and administrative		(16)		(7)		(6)
Depreciation, amortization and accretion		8		9		11
Loss on impairment of assets						4
(Gain) loss on asset disposals, net		1				1
(Gain) loss on sale of business and other exit costs, net		(1)		(12)		19
Operating income (loss)		(4)		5		(37)
Equity in earnings of unconsolidated entities						2
Interest and dividend income		2		1		3
Interest expense		(54)		(55)		(55)
Other, net		(1)				1
Income (loss) before income taxes		(57)		(50)		(86)
Income tax expense (benefit)	[3]	(18)		(20)		(11)
Net income (loss)		(39)		(30)		(76)
Depreciation, amortization and accretion		8		9		11
Loss on impairment of assets						4
(Gain) loss on asset disposals, net		1				1
(Gain) loss on sale of business and other exit costs, net		(1)		(12)		19
Interest expense		54		55		55
Income tax expense (benefit)	[3]	(18)		(20)		(11)
Adjusted EBITDA	[1]	4		2		5
Investments in unconsolidated entities		34		35		35
Total assets		242		186		140
Capital expenditures		$ 11		$ 7		$ 5

[1]	Adjusted earnings before interest, taxes, depreciation, amortization and accretion (“Adjusted EBITDA”) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.
[2]	The consolidated total assets as of December 31, 2016 and 2015 include assets held by consolidated VIEs of $804 million and $658 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2016 and 2015 include certain liabilities of consolidated VIEs of $17 million and $1 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.
[3]	Income tax expense (benefit) is not provided at the individual segment level for Wireline, Cable and HMS. TDS calculates income tax expense for "TDS Telecom Total".